Share Capital (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of share capital
	2021 Shares	2020 Shares	2019 Shares	2021 A$	2020 A$	2019 A$
Ordinary shares
Fully paid	227,246,596	178,279,566	163,215,706	88,361,303	62,426,991	60,289,875
	227,246,596	178,279,566	163,215,706	88,361,303	62,426,991	60,289,875

Schedule of ordinary shares
Details	Number of shares	Total A$
Balance at 30 June 2018	142,778,206	58,237,314
Issue at $0.16 in lieu of payment for services (2018-11-22)[1]	437,500	93,678
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)[2]	20,000,000	2,894,238
Reclassify exercised options from reserves to share capital	—	100
Transaction costs arising on representative warrants issued[3]	—	(110,400)
Less: Transaction costs arising on share issues	—	(825,055)
Balance at 30 June 2019	163,215,706	60,289,875
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)	13,565,200	1,926,186
Issue at A$0.16 in lieu of payment for services (2019-11-12)[1]	437,500	100,978
Exercise of NASDAQ Warrants (2020-06-23)	86,240	72
Exercise of representative warrants (2020-06-15, 2020-06-22)	974,920	540,062
Transaction costs arising on representative warrants issued	—	(55,454)
Less: Transaction costs arising on share issues	—	(374,728)
Balance at 30 June 2020	178,279,566	62,426,991
Exercise of representative warrants (2020-07-02)	5,720	-
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)	42,666,720	28,165,836
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)	100,000	50,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)	3,008,000	1,051,626
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)	40,000	13,959
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)	-	15,700
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)	-	1,012
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)	2,737,500	219,000
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)	409,090	197,010
Less: Transaction costs arising on share issues	-	(3,779,831)
Balance at 30 June 2021	227,246,596	88,361,303

1.	Mr Peter (resigned 24 September 2021) and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). As per an agreement which commenced on 1 June 2013 and expired on 30 June 2020, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited’s products for A$70,000 per annum. These fees would be payable in new fully paid ordinary shares in Immuron Limited at a set price of A$0.16 per share, representing Immuron Limited’s shares price at the commencement of the agreement. The above amount is the fair value of the equity instrument.

2.	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).